Pay vs Performance Disclosure - USD ($)	8 Months Ended	10 Months Ended	12 Months Ended					42 Months Ended
	Feb. 20, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 23, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO (Miller) ($)(1)	Summary Compensation Table Total for PEO (Papa) ($)(1)	Compensation Actually Paid to PEO (Miller) ($)(1)(2)	Compensation Actually Paid to PEO (Papa) ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on		Net Income (Loss) (in millions) ($)(5)	Total Revenues (in millions) ($)(5)

							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)

2024	218,750	5,862,562	218,750	19,531,513	1,788,883	2,945,103	17.72	147.24	(190.6)	1,043.6
2023	766,667	5,103,858	766,667	393,077	1,813,193	462,669	4.45	146.27	(760.5)	1,049.3
2022	—	7,578,573	—	508,270	3,393,116	951,561	21.89	140.85	(211.6)	1,117.5
2021	—	6,932,076	—	532,388	2,469,172	192,682	80.57	121.8	219.5	1,773.6
2020	—	5,569,978	—	10,223,966	2,457,336	5,035,083	166.08	108.63	305.8	1,577.3

Company Selected Measure Name			Total Revenues
Named Executive Officers, Footnote			Mr. Kramer was our principal executive officer (PEO) for each of 2020, 2021, 2022 and until June 24, 2023. Mr. Miller was the Company’s Interim CEO from June 24, 2023 until February 21, 2024. Mr. Papa is the Company’s current CEO starting February 21, 2024.The non-PEO NEOs for 2024 are Mr. Lindahl, Ms. Glessner, Mr. Williams, Mr. Hartzel and Ms. Fox, our former EVP, General Counsel, Legal Affairs and Corporate Secretary. The 2023 non-PEO NEOs are Mr. Lindahl, Mr. Havey, our former Chief Operating Officer, Ms. Fox, Ms. Glessner and Mr. Williams. For 2022, the non-PEO NEOS were Mr. Lindahl, Mr. Havey, Ms. Fox and Mr. Saran, our former Chief Strategy and Development Officer, and for each of 2021 and 2020 the non-PEO NEOs were Mr. El-Hibri, Mr. Lindahl, Mr. Havey and Mr. Saran. Supplemental tables reconciling compensation reported in our summary compensation table to CAP for the average of our non-PEO NEOs is provided below.
Peer Group Issuers, Footnote			Peer Group reflects published data for the S&P 500 Biotechnology Index.
Adjustment To PEO Compensation, Footnote
PEO SCT to CAP Reconciliation

Fiscal Year	Reported Summary Compensation Table Total for PEO (Miller) ($)	Reported Summary Compensation Table Total for PEO (Papa) ($)	Reported Value of Equity Awards in the Summary Compensation Table(1) ($)	Equity Award Adjustments(1) ($)	Compensation Actually Paid to PEO (Miller) ($)	Compensation Actually Paid to PEO ($)

2024	218,750	5,862,562	(2,489,050)	16,158,000	218,750	19,531,513
2023	766,667	5,103,858	(3,398,039)	(1,312,741)	766,667	393,077
2022	N/A	7,578,573	(6,231,882)	(838,421)	N/A	508,270
2021	N/A	6,932,076	(4,998,767)	(1,400,921)	N/A	532,388
2020	N/A	5,569,978	(3,442,423)	8,096,411	N/A	10,223,966
1.Mr. Miller was not eligible to receive equity in his role as Interim CEO and did not receive equity awards from the Company prior to his service as Interim CEO. Accordingly, the equity award columns apply only to Mr. Papa in 2024 and Mr. Kramer for years 2020 through 2023.
PEO Equity Award Adjustment Reconciliation(1)

Fiscal Year	Year-End Fair Value of Awards Granted During Year That Remain Unvested as of Year End ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2024	16,158,000	—	—	—	—	—	16,158,000
2023	—	—	—	80,295	(1,393,036)	—	(1,312,741)
2022	1,391,610	(1,603,115)	—	(626,916)	—	—	(838,421)
2021	1,869,759	(3,301,247)	—	30,567	—	—	(1,400,921)
2020	5,854,355	1,898,642	—	343,414	—	—	8,096,411
			1.Mr. Miller was not eligible to receive equity in his role as Interim CEO. Accordingly, this table applies only to Mr. Kramer for years 2020 through 2023 and Mr. Papa for 2024.
Non-PEO NEO Average Total Compensation Amount			$ 1,788,883	$ 1,813,193	$ 3,393,116	$ 2,469,172	$ 2,457,336
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,945,103	462,669	951,561	192,682	5,035,083
Adjustment to Non-PEO NEO Compensation Footnote
Average non-PEO NEO SCT to CAP Reconciliation

Fiscal Year	Average Reported Summary Compensation Table Total for non-PEO NEOs ($)	Average Reported Value of Equity Awards in the Summary Compensation Table ($)	Total Average Equity Award Adjustments ($)	Average Compensation Actually Paid to non-PEO NEOs ($)

2024	1,788,883	(269,975)	1,426,196	2,945,103
2023	1,813,193	(881,054)	(469,470)	462,669
2022	3,393,116	(2,640,104)	198,549	951,561
2021	2,469,172	(1,539,799)	(736,691)	192,682
2020	2,457,336	(1,406,360)	3,984,107	5,035,083
Average non-PEO NEO Equity Award Adjustment Reconciliation

Fiscal Year	Average Year-End Fair Value of Awards Granted During Year That Remain Unvested as of Year End ($)	Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Year-over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Average Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)

2024	894,360	333,544	—	198,291	—	—	1,416,195
2023	147,810	(604,648)	—	(12,632)	—	—	(469,470)
2022	764,901	(389,222)	—	(177,130)	—	—	198,549
2021	575,964	(1,417,932)	—	105,276	—	—	(736,691)
2020	2,391,709	1,136,285	—	456,113	—	—	3,984,107

Compensation Actually Paid vs. Total Shareholder Return
(1) Relationship between compensation “actually paid” to each PEO and average actual compensation paid to the Company’s non-PEO NEOs and the Company’s cumulative total shareholder return (“TSR”) and comparison of company TSR and peer group TSR. PEO CAP applies to Mr. Kramer for years 2020 through 2023 and Mr. Papa for 2024.

Compensation Actually Paid vs. Net Income
(2) Relationship between compensation “actually paid” to each PEO and average actual compensation paid to the Company’s non-PEO NEOs and the Company’s net income (loss). PEO CAP applies to Mr. Kramer for years 2020 through 2023 and Mr. Papa for 2024.

Compensation Actually Paid vs. Company Selected Measure
(3) Relationship between compensation “actually paid” to each PEO and average actual compensation paid to non-PEO NEOs and Total Revenues. PEO CAP applies to Mr. Kramer for years 2020 through 2023 and Mr. Papa for 2024.

Total Shareholder Return Vs Peer Group
(1) Relationship between compensation “actually paid” to each PEO and average actual compensation paid to the Company’s non-PEO NEOs and the Company’s cumulative total shareholder return (“TSR”) and comparison of company TSR and peer group TSR. PEO CAP applies to Mr. Kramer for years 2020 through 2023 and Mr. Papa for 2024.

Tabular List, Table

Measure 1	Total Revenues (Company Selected Measure)
Measure 2	Adjusted EBITDA Margin
Measure 3	Adjusted Net Income (Loss)

Total Shareholder Return Amount			$ 17.72	4.45	21.89	80.57	166.08
Peer Group Total Shareholder Return Amount			147.24	146.27	140.85	121.8	108.63
Net Income (Loss)			$ (190,600,000)	$ (760,500,000)	$ (211,600,000)	$ 219,500,000	$ 305,800,000
Company Selected Measure Amount			1,043,600,000	1,049,300,000	1,117,500,000	1,773,600,000	1,577,300,000
PEO Name	Mr. Miller	Mr. Papa						Mr. Kramer
Additional 402(v) Disclosure			The dollar amounts reported in the “Compensation Actually Paid to PEO” column, the “Compensation Actually paid to CEO (Miller)” column and the “Average Compensation Actually Paid to Non-PEO Named Executive Officers” column represent the amount of “compensation actually paid” (“CAP”) to each of our PEOs and the “average compensation actually paid” to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. While SEC rules require us to disclose these amounts, they do not correlate to actual amounts that will or may be paid to our NEOs. The actual amounts that will or may be paid to each NEO will be determined following the completion of the applicable service and/or performance period based upon the actual achievement over such service and/or performance period. Supplemental tables reconciling compensation reported in our summary compensation table to CAP for our PEOs is provided below. Net income (loss) and Total Revenues for each year shown, as disclosed in the Company’s annual report on Form 10-K for the corresponding year. Total Revenues is our “Company-Selected Measure” as set forth in Regulation S-K 402(v). Note that the restatement identified in the Company’s Form 10-K/A filed on December 11, 2023 did not require a recovery in connection with the Company’s Executive Compensation Recovery Policy.
Measure:: 1
Pay vs Performance Disclosure
Name			Total Revenues (Company Selected Measure)
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Net Income (Loss)
Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 218,750	$ 766,667
PEO Actually Paid Compensation Amount			218,750	766,667
Papa [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,862,562	5,103,858	$ 7,578,573	$ 6,932,076	$ 5,569,978
PEO Actually Paid Compensation Amount			19,531,513	393,077	508,270	532,388	10,223,966
PEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,158,000	(1,312,741)	(838,421)	(1,400,921)	8,096,411
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,489,050)	(3,398,039)	(6,231,882)	(4,998,767)	(3,442,423)
Non-PEO NEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,426,196	(469,470)	198,549	(736,691)	3,984,107
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(269,975)	(881,054)	(2,640,104)	(1,539,799)	(1,406,360)
Equity Awards Adjustments | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,158,000	(1,312,741)	(838,421)	(1,400,921)	8,096,411
Equity Awards Adjustments | Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,416,195	(469,470)	198,549	(736,691)	3,984,107
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,158,000	0	1,391,610	1,869,759	5,854,355
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested | Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			894,360	147,810	764,901	575,964	2,391,709
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(1,603,115)	(3,301,247)	1,898,642
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested | Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			333,544	(604,648)	(389,222)	(1,417,932)	1,136,285
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	80,295	(626,916)	30,567	343,414
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			198,291	(12,632)	(177,130)	105,276	456,113
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,393,036)	0	0	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0